Shareholders' Equity - Summary of Stock Options Outstanding and Exercisable (Detail)		12 Months Ended
	Feb. 28, 2018 USD ($)	Feb. 28, 2018 CAD ($) shares	Feb. 28, 2017 CAD ($)	Feb. 28, 2017 USD ($)
Stockholders' Equity Note [Abstract]
Weighted Average Exercise Price (USD)	2.45
Weighted Average Exercise Price (USD)	2.45
Weighted Average Exercise Price (USD)	3.00
Weighted Average Exercise Price (USD)	$ 3.50
Weighted Average Exercise Price (USD)	3.50
Weighted Average Exercise Price (USD)	3.69
Weighted Average Exercise Price (USD)	6.20
Number of Options Exercisable | shares		447,000
Number of Options Exercisable | shares		50,000
Number of Options Exercisable | shares		80,000
Number of Options Exercisable | shares		10,000
Number of Options Exercisable | shares		55,000
Number of Options Exercisable | shares		25,000
Number of Options Exercisable | shares		2,000
Number of Options Exercisable		$ 669,000
Weighted Average Exercise Price (USD)				$ 2.25
Weighted Average Exercise Price (USD)				0.70
Weighted Average Exercise Price (USD)				0.32
Weighted Average Exercise Price (USD)				0.70
Weighted Average Exercise Price (USD)				1.50
Weighted Average Exercise Price (USD)				7.37
Weighted Average Exercise Price (USD)				0.10
Weighted Average Remaining Contractual Life (Years)				2.45
Weighted Average Remaining Contractual Life (Years)				2.45
Weighted Average Remaining Contractual Life (Years)				3.00
Weighted Average Remaining Contractual Life (Years)				3.50
Weighted Average Remaining Contractual Life (Years)				3.50
Weighted Average Remaining Contractual Life (Years)				3.69
Weighted Average Remaining Contractual Life (Years)				6.20
Number of Options Outstanding			$ 447,000
Number of Options Outstanding			50,000
Number of Options Outstanding			80,000
Number of Options Outstanding			10,000
Number of Options Outstanding			55,000
Number of Options Outstanding			25,000
Number of Options Outstanding			2,000
Number of Options Outstanding			$ 669,000
Exercise Price				2.45
Exercise Price				$ 2.45
Exercise Price			3.00	3.00
Exercise Price			3.50	3.50
Exercise Price			3.50	3.50
Exercise Price				$ 3.69
Exercise Price			6.20	6.20